INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit, uncertain tax position			$ 4,700
Percentage decrease in effective tax rate for tax incentives	15.80%	0.40%	0.10%
Operating loss carryforwards	$ 164,300
Carryforwards that may begin to expire	$ 1,500
Carryforward expiration period	5 years
Period of cumulative losses incurred	3 years
Deferred tax assets, valuation allowance recognized	$ 8,800
Valuation allowance	37,066	$ 28,293
Unrecognized tax benefits	5,669	7,283	$ 10,893	$ 10,517
Unrecognized tax benefits that would impact effective tax rate	3,900
Unrecognized tax benefit that would be recognized as net operating loss carryforward	1,800
Unrecognized tax benefits, income tax penalties and interest expense	300	100	$ 600
Increase (decrease) unrecognized tax benefits	3,100	3,200
Unrecognized tax benefits, income tax penalties and interest accrued	900	$ 1,200
Decrease in unrecognized tax benefits is reasonably possible	1,400
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,300
Non-U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 163,000